Summary of Significant Accounting Policies - Schedule of Exchange Rates (Details)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Chinese Renminbi [Member] | Consolidated statement of operations [Member]
Schedule of Exchange Rates [Line Items]
Currency exchange value	7.14	7.15	6.83
Chinese Renminbi [Member] | Balance sheet [Member]
Schedule of Exchange Rates [Line Items]
Currency exchange value	7.27	7.18
Myanmar Kyat [Member] | Consolidated statement of operations [Member]
Schedule of Exchange Rates [Line Items]
Currency exchange value	2,510	2,103	1,995
Myanmar Kyat [Member] | Balance sheet [Member]
Schedule of Exchange Rates [Line Items]
Currency exchange value	2,103	3,536